Condensed Statements of Operations and Comprehensive Loss - USD ($)	3 Months Ended			9 Months Ended		12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016		Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016	Dec. 31, 2015
Income Statement [Abstract]
Net revenues	$ 1,111,411	$ 1,047,280		$ 4,073,437	$ 1,931,509	$ 3,223,096	$ 609,909
Costs and expenses:
Cost of revenues	2,487,054	1,876,288		6,985,213	5,020,649	6,920,111	4,596,158
Research and development expenses	856,698	600,613		2,455,947	2,044,968	2,713,367	2,857,770
General and administrative expenses	1,834,771	1,918,543		5,539,432	4,923,431	6,560,425	5,686,398
Sales and marketing expenses	1,675,852	1,278,455		4,701,030	3,875,063	5,054,230	3,880,386
Total costs and expenses	6,854,375	5,673,899		19,681,622	15,864,111	21,248,133	17,020,712
Loss from operations	(5,742,964)	(4,626,619)		(15,608,185)	(13,932,602)	(18,025,037)	(16,410,803)
Other income/ (expense):
Interest expense	(88,269)	(154,869)		(385,172)	(393,029)	(525,880)	(639,547)
Other income	12,804	38,412		51,216	115,236	153,648	102,432
Total other income/ (expense):	(75,465)	(116,457)		(333,956)	(277,793)	(372,232)	(537,115)
Loss before income taxes	(5,818,429)	(4,743,076)		(15,942,141)	(14,210,395)	(18,397,269)	(16,947,918)
Income tax expense	(2,877)			(5,023)	(2,053)	(2,053)	(1,608)
Net loss and comprehensive loss	$ (5,821,306)	$ (4,743,076)		$ (15,947,164)	$ (14,212,448)	$ (18,399,322)	$ (16,949,526)
Weighted-average shares outstanding used in computing net loss per share attributable to common shareholders:
Basic	29,605,953	8,370,691		25,816,181	7,549,663	9,578,285	5,512,989
Diluted	29,605,953	8,370,691		25,816,181	7,549,663	9,578,285	5,512,989
Net loss per common share:
Basic	$ (0.20)	$ (0.57)	[1]	$ (0.62)	$ (1.88)	$ (1.92)	$ (3.07)
Diluted	$ (0.20)	$ (0.57)	[1]	$ (0.62)	$ (1.88)	$ (1.92)	$ (3.07)

[1]	Basic and diluted net loss per common share are computed independently for each of the components and quarters presented. Therefore, the sum of quarterly basic and diluted per share information may not equal annual basic and diluted net loss per common share.